Accrued Liabilities	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Accrued Liabilities, Current [Abstract]
Accrued Liabilities

Note 2: Accrued Liabilities

Accrued liabilities consist of the following:

	NOVEMBER 2, 2014	FEBRUARY 2, 2014
Compensation and benefits	$18,666	$14,459
Deferred amusement revenue	16,107	14,047
Rent	10,059	9,040
Amusement redemption liability	10,026	9,707
Property taxes	5,233	3,159
Deferred gift card revenue	4,687	4,709
Sales and use tax	3,723	4,408
Current portion of long-term insurance reserves	3,358	3,358
Accrued interest	418	4,214
Other	11,210	7,278

Total accrued liabilities	$83,487	$74,379

Note 6: Accrued Liabilities

Accrued liabilities consist of the following:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Compensation and benefits	$14,459	$15,205
Deferred amusement revenue	14,047	11,675
Amusement redemption liability	9,707	7,144
Rent	9,040	8,902
Deferred gift card revenue	4,709	4,028
Sales and use taxes	4,408	4,282
Interest	4,214	4,242
Current portion of long-term insurance reserves	3,358	3,000
Property taxes	3,159	2,884
Other	7,278	5,762

Total accrued liabilities	$74,379	$67,124